Condensed Consolidated Interim Balance Sheets (Unaudited) - CAD ($) $ in Millions		Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents		$ 599	$ 249
Accounts receivable and other current assets (Note 5)		1,370	1,369
Prepaid expenses		77	102
Inventories		415	422
Regulatory assets (Note 6)		570	470
Total current assets		3,031	2,612
Other assets		706	670
Regulatory assets (Note 6)		3,128	3,118
Property, plant and equipment, net		36,230	35,998
Intangible assets, net		1,274	1,291
Goodwill		11,526	11,792
Total assets		55,895	55,481
Current liabilities
Short-term borrowings (Note 7)		269	132
Accounts payable and other current liabilities		2,058	2,321
Regulatory liabilities (Note 6)		430	441
Current installments of long-term debt (Note 7)		723	1,254
Total current liabilities		3,480	4,148
Other liabilities		1,542	1,599
Regulatory liabilities (Note 6)		2,643	2,662
Deferred income taxes		3,436	3,344
Long-term debt (Note 7)		23,942	23,113
Finance leases		330	331
Total liabilities		35,373	35,197
Commitments and contingencies (Note 14)
Equity
Common shares	[1]	14,040	13,819
Preference shares (Note 8)		1,623	1,623
Additional paid-in capital		8	11
Accumulated other comprehensive income		(299)	34
Retained earnings		3,581	3,210
Shareholders' equity		18,953	18,697
Non-controlling interests		1,569	1,587
Total equity		20,522	20,284
Total liabilities and equity		$ 55,895	$ 55,481

[1]	No par value. Unlimited authorized shares. 471.2 million and 466.8 million issued and outstanding as at June 30, 2021 and December 31, 2020, respectively.